Segment Information (Intersegment Details) (Details) - USD ($) $ in Millions	3 Months Ended													12 Months Ended
	Dec. 31, 2018	[1]	Sep. 30, 2018	Jun. 30, 2018	[1]	Mar. 31, 2018	[1]	Dec. 31, 2017	[1],[2]	Sep. 30, 2017	Jun. 30, 2017	[1]	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues [Abstract]
Total revenues	$ (47,993)		$ (45,739)	$ (38,986)		$ (38,038)		$ (41,676)		$ (39,668)	$ (39,837)		$ (39,365)	$ (170,756)	$ (160,546)	$ (163,786)
Operating Segments [Member]
Revenues [Abstract]
Total revenues														(172,964)	(160,450)	(163,266)
Total Intersegment Revenues [Member]
Revenues [Abstract]
Total revenues														1,888	134	134
Eliminations and consolidations [Member]
Revenues [Abstract]
Total revenues														3,399	1,183	1,211
Communications [Member] | Operating Segments [Member]
Revenues [Abstract]
Total revenues														(144,631)	(150,378)	(154,232)
Communications [Member] | Total Intersegment Revenues [Member]
Revenues [Abstract]
Total revenues														13	0	0
WarnerMedia [Member] | Operating Segments [Member]
Revenues [Abstract]
Total revenues														(18,941)	(430)	(418)
WarnerMedia [Member] | Total Intersegment Revenues [Member]
Revenues [Abstract]
Total revenues														1,875	134	134
Latin America [Member] | Operating Segments [Member]
Revenues [Abstract]
Total revenues														(7,652)	(8,269)	(7,283)
Latin America [Member] | Total Intersegment Revenues [Member]
Revenues [Abstract]
Total revenues														0	0	0
Xandr [Member] | Operating Segments [Member]
Revenues [Abstract]
Total revenues														(1,740)	(1,373)	(1,333)
Xandr [Member] | Total Intersegment Revenues [Member]
Revenues [Abstract]
Total revenues														0	0	0
Consolidation [Member]
Revenues [Abstract]
Total revenues														$ 1,511	$ 1,049	$ 1,077

[1]	Includes actuarial gains and losses on pension and postretirement benefit plans (Note 14).
[2]	Includes an asset abandonment charge (Note 7) and the impact of federal corporate income tax reform (Note 13).